Equity Method Investments - Summary of Abacus' Condensed Consolidated Statements of Comprehensive Income (Detail) (Abacus [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Abacus [Member]
Schedule of Equity Method Investments [Line Items]
Net income (loss)	$ 42,368	$ (20,366)	$ 79,452
Other comprehensive loss	(4,043)	(9,379)	(3,588)
Comprehensive loss	38,325	(29,745)	75,864
Less: Comprehensive income (loss) attributable to noncontrolling interests	88	(76)	(81)
Comprehensive loss attributable to Abacus	$ 38,413	$ (29,821)	$ 75,783